Asset Impairment	12 Months Ended
Dec. 31, 2015
Asset Impairment [Abstract]
Asset Impairment

24. Asset impairment

Asset impairment consisted of the following for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Flight equipment held for operating leases (Note 6)	$16,322	$21,828	$25,616
Other assets	13	—	539
	$16,335	$21,828	$26,155

Our long-lived assets include flight equipment and definite-lived intangible assets.  We test long-lived assets for impairment whenever events or changes in circumstances indicate that the assets’ carrying amount is not recoverable from its undiscounted cash flows.

During the year ended December 31, 2015, we recognized total impairment charges of $16.3 million primarily related to eight aircraft and 12 engines. Four of the impaired aircraft were redelivered from the respective lessees for which we received or retained lease-end maintenance compensation and recognized $20.5 million of maintenance rents and other receipts upon redelivery. The impairment on the remaining four aircraft and 12 engines was recognized as their net book values were no longer supportable based on our latest cash flow estimates for each of these assets.

During the year ended December 31, 2015, we also recognized impairment charges for certain AeroTurbine intangible assets and leased engines. Please refer to Note 25—AeroTurbine restructuring for further details.

During the year ended December 31, 2014, we recognized impairment charges of $21.8 million primarily related to eight aircraft that were returned early from our lessees, and three previously leased engines that we sold for parts. The impairment was recognized as their net book values were no longer supportable based on our latest cash flow estimates for each of these assets.

During the year ended December 31, 2013, we recognized impairment charges of $25.6 million related to six aircraft. The impairment on four aircraft was triggered by the release of $9.9 million of maintenance reserves and $17.7 million of EOL payments received or retained upon redelivery. The impairment on the remaining two aircraft was the result of our annual assessment whereby we concluded that their net book values were no longer supportable based on our latest cash flow estimates, including residual value proceeds for these aircraft. Also, a note receivable for an aircraft which was sold in 2013 was impaired.